FINANCIAL RISK MANAGEMENT (Financial assets and liabilities at fair value) (Details) - USD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017
Disclosure of fair value measurement of assets [line items]
Financial assets, at fair value	$ 178,673	$ 338,144
Financial liabilities, at fair value	12,981	6,001
Level 1
Disclosure of fair value measurement of assets [line items]
Financial assets, at fair value	177,085	335,840
Financial liabilities, at fair value	0	0
Level 2
Disclosure of fair value measurement of assets [line items]
Financial assets, at fair value	1,588	2,304
Financial liabilities, at fair value	12,981	6,001
Cash and cash equivalents
Disclosure of fair value measurement of assets [line items]
Financial assets, at fair value	140,455	236,335
Cash and cash equivalents | Level 1
Disclosure of fair value measurement of assets [line items]
Financial assets, at fair value	140,455	236,335
Cash and cash equivalents | Level 2
Disclosure of fair value measurement of assets [line items]
Financial assets, at fair value	0	0
Other investments
Disclosure of fair value measurement of assets [line items]
Financial assets, at fair value	36,630	99,505
Other investments | Level 1
Disclosure of fair value measurement of assets [line items]
Financial assets, at fair value	36,630	99,505
Other investments | Level 2
Disclosure of fair value measurement of assets [line items]
Financial assets, at fair value	0	0
Derivatives
Disclosure of fair value measurement of assets [line items]
Financial assets, at fair value	1,588	2,304
Derivatives | Level 1
Disclosure of fair value measurement of assets [line items]
Financial assets, at fair value	0	0
Derivatives | Level 2
Disclosure of fair value measurement of assets [line items]
Financial assets, at fair value	1,588	2,304
Derivatives
Disclosure of fair value measurement of assets [line items]
Financial liabilities, at fair value	12,981	6,001
Derivatives | Level 1
Disclosure of fair value measurement of assets [line items]
Financial liabilities, at fair value	0	0
Derivatives | Level 2
Disclosure of fair value measurement of assets [line items]
Financial liabilities, at fair value	$ 12,981	$ 6,001